5. Restricted cash (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash	$ 1,053	$ 9,059
Reserves [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash		4,954
Frozen due to lawsuits [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash		1,292
Custodian of Sinsin Group [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash		$ 2,679